FT Energy Income Partners Enhanced Income ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	171 Months Ended	223 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global 1200 Energy Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			14.79%	21.01%	9.14%	5.91%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%	15.27%	10.56%
FT Energy Income Partners Enhanced Income ETF
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.44%	17.71%	9.80%	9.16%
Performance Inception Date	[1]	Sep. 27, 2011
FT Energy Income Partners Enhanced Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.13%	14.38%	6.47%	5.71%
FT Energy Income Partners Enhanced Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%	12.53%	6.02%	5.58%

[1]	Total return is based on the combination of reinvested dividend, capital gain, and return of capital distributions, if any, at prices obtained by the Predecessor Fund’s Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share Price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.